Putnam High Yield Fund
The fund's portfolio
8/31/20 (Unaudited)

CORPORATE BONDS AND NOTES (89.8%)(a)
		Principal amount	Value
Advertising and marketing services (0.8%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$1,500,000	$1,515,450
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24		1,374,000	1,346,520
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		1,209,000	1,230,158
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		671,000	649,193
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		4,540,000	4,700,262

			9,441,583
Automotive (1.0%)
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		3,094,000	3,620,800
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		1,500,000	1,576,095
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,678,000	1,690,585
General Motors Co. sr. unsec. notes 6.125%, 10/1/25		1,710,000	2,007,050
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		1,896,000	2,161,440
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		772,000	787,980

			11,843,950
Basic materials (9.3%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		220,000	211,354
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		2,482,000	2,612,305
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)		2,810,000	3,617,875
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		2,475,000	2,512,125
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		2,265,000	2,313,131
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		705,000	749,063
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		1,770,000	1,813,153
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		1,325,000	1,387,938
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		1,312,000	1,351,360
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		2,568,000	2,545,838
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		4,329,000	4,486,013
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,525,000	3,657,188
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,700,000	1,840,250
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		1,853,000	2,019,770
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		2,145,000	2,085,390
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		2,171,000	2,198,138
Cemex SAB de CV 144A company guaranty sr. notes 7.375%, 6/5/27 (Mexico)		1,000,000	1,083,750
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		850,000	872,313
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		1,605,000	1,650,133
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,215,000	1,240,819
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,010,000	3,562,275
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23		1,000,000	1,039,710
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28		1,025,000	1,035,250
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		2,270,000	2,481,405
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		1,237,000	1,271,018
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		925,000	951,594
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)		1,104,000	1,123,320
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (France)		1,685,000	1,735,550
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,187,375
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,935,000	1,973,758
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		1,345,000	1,345,000
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		1,135,000	1,213,020
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		1,135,000	1,194,588
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,111,000	1,247,464
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		1,874,000	1,948,960
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		1,430,000	1,444,300
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	1,093,813
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		2,050,000	2,183,250
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		2,610,000	2,707,875
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22		700,000	752,551
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,430,000	1,455,025
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		2,260,000	2,401,205
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		1,251,000	1,282,275
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		730,000	768,325
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		1,092,000	1,108,380
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		331,000	340,103
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,275,000	1,281,375
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		3,688,000	3,853,222
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,575,000	1,596,215
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,930,000	3,010,575
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		3,553,000	4,343,543
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		3,375,000	3,623,906
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		2,745,000	3,015,875
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		1,775,000	1,920,452
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25		3,235,000	2,744,412
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		1,733,000	1,804,001
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		673,000	681,554
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		355,000	380,738
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		3,675,000	3,841,735
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,247,000	2,415,525
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		1,650,000	1,728,375

			115,336,798
Broadcasting (3.5%)
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		4,059,000	3,166,020
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		4,527,000	2,546,438
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,864,000	1,589,060
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		2,684,000	2,147,200
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,852,000	4,179,420
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		1,215,000	1,269,675
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		4,345,667	4,367,395
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		3,446,000	3,535,734
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		3,870,000	4,082,850
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		2,205,000	2,154,726
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		1,340,000	1,471,695
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		3,868,000	4,090,410
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		2,130,000	1,964,925
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		1,286,000	1,408,170
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		2,400,000	2,406,000
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		2,564,000	2,580,025

			42,959,743
Building materials (1.3%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		711,000	744,773
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,464,742
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		618,000	651,218
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,391,000	1,446,640
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		804,000	808,020
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		620,000	666,500
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		860,000	920,200
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		3,017,000	2,997,178
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		2,185,000	2,281,555
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	242,075
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		3,395,000	3,191,300

			16,414,201
Cable television (4.9%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		3,125,000	3,265,625
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		13,656,000	14,987,460
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,890,000	2,030,522
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		1,560,000	1,653,428
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		1,090,000	1,156,763
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		2,010,000	2,106,601
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		2,680,000	2,834,100
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,465,000	5,915,863
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		1,200,000	1,279,770
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		1,870,000	2,038,300
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		1,250,000	1,281,000
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		3,050,000	3,423,625
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		5,805,000	6,135,725
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		715,000	766,838
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		2,728,000	2,864,400
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,400,000	2,538,000
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		2,080,000	2,142,400
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,331,288
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		1,245,000	1,308,507

			60,060,215
Capital goods (7.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		1,736,000	1,814,120
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		630,000	669,375
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,610,000	1,675,479
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		3,980,000	4,089,450
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		2,295,000	2,394,144
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		855,000	891,765
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,750,000	1,820,665
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		400,000	416,152
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		1,090,000	1,149,525
Berry Global, Inc. 144A notes 4.50%, 2/15/26		805,000	820,766
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		325,000	310,375
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		2,846,000	2,062,496
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		615,000	461,250
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		840,000	900,035
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		860,000	939,550
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		1,515,000	1,589,417
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		2,590,000	2,699,946
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		3,587,000	4,241,628
GFL Environmental, Inc. 144A company guaranty sr. notes 3.75%, 8/1/25 (Canada)		715,000	719,919
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		2,215,000	2,338,680
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		1,401,000	1,524,106
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		4,698,000	4,921,155
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		3,130,000	3,241,021
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		2,940,000	3,101,700
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28		2,255,000	2,300,100
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		935,000	1,028,500
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		1,285,000	1,362,903
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		2,230,000	2,367,786
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		3,455,000	3,128,088
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		1,870,000	1,914,413
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		5,865,000	5,190,525
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		1,607,000	1,731,543
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		2,734,000	2,839,943
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,786,000	1,799,395
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		808,000	814,060
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,427,000	1,444,838
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		1,939,000	1,892,852
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		450,000	489,375
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		4,938,000	5,213,047
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		1,990,000	2,099,450
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		1,975,000	2,056,469
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		3,478,000	3,582,340
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		2,415,000	2,693,896
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		1,210,000	1,331,000

			90,073,242
Commercial and consumer services (2.2%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		3,360,000	3,561,600
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		3,095,000	3,217,872
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		475,000	496,375
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		2,357,000	2,557,345
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,145,000	1,371,138
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		3,738,000	4,233,286
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		675,000	755,156
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		2,153,000	2,265,387
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		1,266,000	1,315,058
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		1,130,000	1,125,943
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,245,000	2,357,250
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		876,000	940,605
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		2,790,000	3,103,875

			27,300,890
Consumer (0.8%)
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		3,787,000	4,051,863
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		2,020,000	2,080,600
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		1,075,000	1,118,000
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25		700,000	726,390
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		1,460,000	1,549,425

			9,526,278
Consumer staples (7.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		3,745,000	3,838,625
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		1,548,000	1,590,570
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		3,205,000	3,269,100
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		675,000	725,625
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		2,745,000	2,889,113
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,010,000	2,246,818
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		3,352,000	3,452,560
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		200,000	210,750
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		710,000	738,400
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		3,250,000	3,152,500
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		200,000	219,050
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		1,290,000	1,367,400
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		3,607,000	3,093,003
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		1,075,000	1,142,188
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		1,710,000	1,269,675
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		4,185,000	3,562,481
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,185,000	1,264,988
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		1,682,000	1,732,460
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		2,765,000	2,868,688
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		2,765,000	2,852,872
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,780,000	1,869,000
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		3,135,000	3,631,940
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		3,695,000	3,852,655
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		335,000	358,487
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		1,350,000	1,444,083
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,640,000	1,804,681
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		3,385,000	3,541,997
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		861,000	898,488
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		3,755,000	4,003,769
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		2,130,000	2,242,911
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		1,130,000	1,426,625
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		2,520,000	2,916,900
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		4,420,000	5,414,500
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		1,165,000	1,400,913
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		665,000	768,075
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		1,293,000	1,400,991
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		3,430,000	3,695,825
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		2,084,000	2,110,050
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		2,788,000	2,788,000
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,113,000	2,229,215
United Rentals North America, Inc. company guaranty notes 3.875%, 11/15/27		825,000	860,063
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		1,080,000	1,190,700
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		445,000	496,731

			91,833,465
Energy (9.8%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		2,830,000	2,948,552
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		2,370,000	2,349,263
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		1,919,000	1,861,430
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		2,069,000	1,779,340
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,198,957
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		680,000	695,218
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		455,000	465,806
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		3,198,000	3,173,887
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		2,547,000	2,381,445
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		1,100,000	651,750
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22 (In default)(NON)		1,286,000	33,758
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		2,937,000	2,775,465
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24		1,400,000	1,631,563
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		2,449,000	2,830,414
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		2,325,000	2,617,177
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		948,000	1,009,189
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		1,305,000	1,395,828
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		2,016,000	2,005,920
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,079,000	1,027,748
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		935,000	929,156
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		3,095,000	3,124,016
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		1,660,000	1,792,800
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29		610,000	642,025
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		70,000	75,201
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		3,143,000	3,174,430
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,665,000	2,163,254
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		1,170,000	1,526,850
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		917,000	970,450
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		800,000	820,895
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		1,245,000	1,366,531
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		4,940,000	5,051,150
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		2,400,000	2,499,624
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		7,691,000	5,799,091
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,094,948
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		5,025,000	5,228,211
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		565,000	565,339
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		1,803,000	1,843,568
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		2,867,000	2,924,340
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		2,129,000	612,088
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		1,125,000	495,000
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		1,125,000	506,250
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		1,805,000	1,843,385
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		1,227,000	1,251,540
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		373,000	370,435
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		1,132,000	1,567,151
Noble Energy, Inc. sr. unsec. sub. notes 3.90%, 11/15/24		1,690,000	1,875,137
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		1,928,000	369,935
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,098,000	213,424
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		1,465,000	1,515,953
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		849,000	781,080
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		2,358,000	2,310,840
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		1,465,000	1,472,325
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		1,955,000	1,959,888
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		1,152,000	1,048,320
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,250,000	2,193,750
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		1,590,000	1,681,425
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	485,100
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		2,228,000	1,292,240
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		975,000	477,750
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		248,000	192,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		3,411,000	3,121,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		705,000	779,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		1,290,000	1,393,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		1,000,000	1,019,190
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		665,000	701,366
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		907,920	803,509
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,692,000	1,378,980
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		1,030,000	206,000
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		2,249,000	2,316,470
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,143,675
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	993,661
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		1,592,000	1,789,249
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		1,288,000	1,314,984
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		1,315,000	1,255,825
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		1,800,000	1,827,000
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		1,947,000	1,936,681

			120,919,685
Entertainment (1.2%)
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		1,834,000	1,687,280
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		445,000	477,263
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		3,465,000	2,945,250
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		910,000	894,166
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,550,000	1,526,750
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,291,650
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23		450,000	473,625
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		3,505,000	3,395,469
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		2,265,000	2,451,183

			15,142,636
Financials (8.3%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		2,080,000	2,111,200
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		1,390,000	1,473,400
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		5,728,000	7,791,540
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,737,000	2,490,617
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		1,010,000	1,121,100
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,635,000	1,847,141
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		2,020,000	2,141,200
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		3,007,000	3,277,630
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,980,000	2,304,387
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		945,000	1,078,732
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)		915,000	995,063
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		2,400,000	2,616,000
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		4,830,000	5,415,048
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,812,000	2,587,014
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		1,905,000	1,933,575
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,407,000	1,560,482
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		2,043,000	2,099,183
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,631,000	1,667,698
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		820,000	886,978
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		2,210,000	2,276,300
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,387,000	2,476,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		920,000	947,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		2,014,000	2,149,945
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,325,000	1,407,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		1,285,000	1,326,763
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)(FWC)		1,810,000	1,790,018
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		3,007,000	2,999,483
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		2,388,000	2,322,330
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	1,051,805
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		2,245,000	2,059,788
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	1,030,000	2,361,302
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$793,000	858,423
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		4,395,000	4,570,800
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		665,000	722,356
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		1,120,000	1,187,547
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,833,000	1,929,599
NatWest Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,895,000	4,400,400
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,860,000	3,763,500
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		834,000	907,172
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		950,000	1,071,125
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,090,000	1,250,770
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,352,689
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		1,719,000	1,925,280
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,295,000	2,441,306
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		3,010,000	2,897,125
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		65,388	39,887
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		455,000	494,107
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		1,070,000	1,200,294
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		3,092,000	3,169,300

			102,749,328
Gaming and lottery (2.0%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		1,120,000	1,167,746
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		1,105,000	1,099,619
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		1,095,000	1,141,548
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		1,060,000	1,168,650
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		4,480,000	4,278,400
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,320,000	2,401,200
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,500,688
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		1,030,000	1,009,627
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		2,250,000	2,138,850
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,998,000	2,920,052
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,760,000	2,691,000
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		665,000	698,250

			24,215,630
Health care (8.1%)
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	2,628,600
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,780,000	3,058,000
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		1,720,000	1,775,384
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		2,090,000	2,293,775
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		1,045,000	1,112,925
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,645,000	1,719,025
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		4,525,000	4,655,094
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		1,200,000	1,245,600
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		4,840,000	5,299,800
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,910,000	1,924,325
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		870,000	921,113
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		1,615,000	1,675,563
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		249,000	262,695
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		8,009,000	8,029,023
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		1,115,000	1,156,813
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		2,110,000	1,466,450
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		3,075,000	3,144,188
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		3,850,000	4,552,683
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28		680,000	693,396
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		699,000	756,668
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		963,000	746,325
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		2,970,000	3,505,313
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		4,655,000	5,271,788
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		1,115,000	1,173,703
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23		1,840,000	2,014,800
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		1,215,000	1,240,090
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		720,000	763,200
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		480,000	499,200
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		1,366,000	1,058,650
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		475,000	482,125
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		885,000	915,975
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		312,000	333,450
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,210,000	3,559,216
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		65,000	70,363
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,850,000	1,885,113
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		1,395,000	1,427,085
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		5,428,000	5,859,526
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		550,000	603,625
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		4,410,000	4,653,432
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		5,985,000	6,224,400
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		4,505,000	4,910,450
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		2,970,000	3,118,500
Teva Pharmaceutical Finance Netherlands III BV 144A company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		955,000	1,033,511

			99,720,960
Homebuilding (2.1%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		2,315,000	2,343,938
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		2,936,000	2,972,406
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,569,000	1,753,358
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		3,070,000	3,208,150
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		2,470,000	2,525,575
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		4,768,000	6,484,480
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		1,200,000	1,323,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		1,911,000	2,073,435
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		3,195,000	3,187,013

			25,871,355
Lodging/Tourism (0.9%)
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		975,000	1,088,344
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		2,545,000	2,608,625
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		1,890,000	2,071,523
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		1,715,000	1,925,973
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,599,600
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		2,060,000	2,137,250

			12,431,315
Media (1.1%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		2,549,000	2,561,745
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		2,220,000	2,269,950
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		3,344,000	3,410,880
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		4,226,000	4,230,015
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		455,000	452,720
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		775,000	806,000

			13,731,310
Publishing (0.4%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		3,160,000	2,761,050
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		2,220,000	2,297,700

			5,058,750
Regional Bells (0.4%)
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)		4,065,000	1,798,763
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		3,064,000	3,102,300

			4,901,063
Retail (1.9%)
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		3,195,000	3,302,831
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		885,000	987,881
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		1,539,000	1,715,985
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,209,839
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		2,557,000	2,723,205
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		600,000	649,188
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		480,000	559,104
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		600,000	626,952
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		1,890,000	2,085,983
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25		455,000	458,285
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		2,935,000	2,937,055
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		2,570,000	2,618,470
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		2,474,000	2,461,630
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		1,400,000	1,484,000

			23,820,408
Technology (4.6%)
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		3,267,000	3,480,335
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		1,755,000	1,777,499
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		1,225,000	1,330,718
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		1,170,000	1,257,750
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26		1,475,000	1,506,196
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,020,000	1,083,750
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		675,000	696,938
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		1,244,000	1,345,000
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		710,000	831,604
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		5,970,000	7,046,568
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		2,098,000	2,176,675
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		1,105,000	1,198,925
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		1,202,000	1,251,890
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		1,375,000	1,442,183
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,585,000	1,653,916
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		5,441,000	5,136,304
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		1,785,000	1,893,617
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		2,698,000	2,829,528
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		4,631,000	4,955,170
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		935,000	979,413
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		6,853,000	6,972,928
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		4,349,000	4,457,725
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		1,265,000	1,368,907

			56,673,539
Telecommunications (4.4%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,556,223
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		3,090,000	3,541,913
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		3,720,000	3,720,000
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		4,900,000	5,202,085
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,625,000	1,706,250
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		877,000	899,109
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		1,126,000	1,242,102
Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 8.50%, 10/15/24 (Luxembourg) (In default)(NON)		1,000,000	680,000
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)		5,526,000	3,812,940
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		4,089,000	4,263,191
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		2,395,000	2,508,763
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		740,000	761,645
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		1,135,000	1,137,951
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		5,173,000	6,608,508
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,475,000	3,043,792
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		8,570,000	9,962,625
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		2,385,000	2,516,414
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		450,000	444,938
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28		1,060,000	1,094,662

			54,703,111
Telephone (1.3%)
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,590,000	3,666,288
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		205,000	205,256
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		1,571,000	1,692,753
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		4,720,000	5,085,800
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		1,145,000	1,180,764
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		945,000	1,083,187
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		2,360,000	2,669,750

			15,583,798
Textiles (0.4%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		935,000	997,178
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,257,483
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		2,165,000	2,273,250
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		950,000	971,375

			5,499,286
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		3,310,000	3,599,956

			3,599,956
Transportation (0.4%)
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		5,255,000	5,537,456

			5,537,456
Utilities and power (3.7%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		5,201,000	5,350,529
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		1,510,000	1,630,030
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		755,000	810,300
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		1,088,000	1,055,991
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		922,000	912,780
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		890,000	908,548
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,824,000	1,900,644
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		3,345,000	3,467,561
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		455,000	475,575
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		225,000	230,045
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		4,677,000	5,555,900
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		1,840,000	1,959,600
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		585,000	626,067
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		2,392,000	2,601,301
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		3,374,000	3,624,746
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		983,000	1,071,470
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		3,720,000	3,574,417
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		2,215,000	2,259,504
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		930,000	902,653
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		1,345,000	2,018
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,516,486
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		1,330,000	1,406,475
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		3,590,000	3,769,500

			45,612,140

Total corporate bonds and notes (cost $1,084,482,317)			$1,110,562,091

SENIOR LOANS (4.9%)(a)(c)
	Principal amount	Value
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$641,454	$632,366
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	4,289,344	3,958,112
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.523%, 4/3/24	2,160,725	2,042,786
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	1,145,000	417,925
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	2,870,000	2,859,238
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.761%, 8/21/26	3,195,850	2,885,587
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	2,063,729	2,056,634
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.26%, 9/6/24	900,223	848,460
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	1,145,000	1,173,625
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	1,855,000	1,854,421
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.25%), 12.486%, 10/4/23	635,000	717,550
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	1,293,500	1,292,243
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	1,570,000	1,516,358
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	980,075	926,375
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	4,896,735	4,762,075
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	3,355,979	3,233,486
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.659%, 4/30/26	1,588,000	1,554,750
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.918%, 4/12/25	1,290,127	1,263,518
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	595,454	587,054
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.406%, 10/1/25	3,730,424	3,695,119
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,915,000	1,053,250
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.248%, 2/28/25	1,322,089	1,105,185
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	1,537,364	1,379,177
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.256%, 6/26/25	2,827,208	2,773,189
Star Merger Sub, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.92%, 2/8/26	1,062,338	1,058,885
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.164%, 10/1/25	1,338,068	1,297,926
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	1,005,000	1,006,256
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 11/28/22	1,981,897	1,545,879
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	1,925,325	1,885,856
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	2,474,559	2,333,155
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	785,000	800,700
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/3/26	2,455,000	2,451,931
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	2,849,355	2,795,930
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	1,266,825	1,228,244

Total senior loans (cost $63,881,827)		$60,993,245

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $566,310) (Cayman Islands)(RES)	$809,256	$121,388
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	2,718,000	2,680,693
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	1,705,000	2,713,569
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	708,000	108,890
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	1,310,000	1,689,248
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	875,000	1,405,637
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	924,000	1,079,686

Total convertible bonds and notes (cost $9,677,631)		$9,799,111

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value
Broadcom, Inc. 8.00% cv. pfd.	1,730	$2,128,246
CenterPoint Energy, Inc. $3.50 cv. pfd.	50,955	1,913,360
Danaher Corp. 4.75% cv. pfd.	1,715	2,459,104
KKR & Co., Inc. $3.00 cv. pfd.(NON)	35,758	1,934,150

Total convertible preferred stocks (cost $7,596,461)		$8,434,860

COMMON STOCKS (0.4%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	15,824	$53,090
CHC Group, LLC (acquired 3/23/17, cost $156,339) (Cayman Islands)(RES)(NON)	10,782	431
CIT Group, Inc.	45,833	901,535
Clear Channel Outdoor Holdings, Inc.(NON)	169,916	198,802
Crown Castle International Corp.(R)	20,214	3,299,936
iHeartMedia, Inc. Class A(NON)	68,669	633,128
MWO Holdings, LLC (Units)(F)	918	—
Tervita Corp. (Canada)(NON)	2,845	6,543
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	109,820
Tribune Media Co. Class 1C	297,958	29,796

Total common stocks (cost $12,262,658)		$5,233,081

PREFERRED STOCKS (0.2%)(a)
	Shares	Value
2020 Cash Exchange Trust 144A 5.25% cv. pfd.(NON)	2,423	$2,654,566

Total preferred stocks (cost $2,423,000)		$2,654,566

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	3,590	$29,043
Stearns Holdings, LLC Class B(F)	11/5/39	0.01	182,885	182,885

Total warrants (cost $262,861)				$211,928

SHORT-TERM INVESTMENTS (2.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	26,285,545	$26,285,545
U.S. Treasury Bills 0.126%, 9/15/20(SEGCCS)		$1,147,000	1,146,960
U.S. Treasury Bills 0.089%, 10/27/20(SEGSF)		100,000	99,983
U.S. Treasury Bills 0.146%, 9/8/20(SEGSF)		11,000	11,000

Total short-term investments (cost $27,543,475)			$27,543,488
TOTAL INVESTMENTS

Total investments (cost $1,208,130,230)			$1,225,432,370

	FORWARD CURRENCY CONTRACTS at 8/31/20 (aggregate face value $3,669,060) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
		British Pound	Sell	9/16/20	$2,608,245	$2,457,031	$(151,215)
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	10/21/20	1,263,323	1,212,029	51,294

	Unrealized appreciation						51,294

	Unrealized (depreciation)						(151,215)

	Total						$(99,921)
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/20 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	$(159,491)	$111,600,000	$797,535	6/20/25	(500 bp) — Quarterly	$(1,084,901)

	Total	$(159,491)					$(1,084,901)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2019 through August, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,236,468,468.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $174,478, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$109,993,501	$321,465,938	$405,173,894	$610,038	$26,285,545

	Total Short-term investments	$109,993,501	$321,465,938	$405,173,894	$610,038	$26,285,545
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $109,990.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $980,000.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $953,036 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $151,215 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $109,990 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$6,543	$—	$—
Communication services	3,299,936	—	—
Consumer cyclicals	831,930	29,796	—
Energy	—	431	—
Financials	901,535	—	—
Health care	53,090	—	—
Utilities and power	—	109,820	—

Total common stocks	5,093,034	140,047	—
Convertible bonds and notes	—	9,799,111	—
Convertible preferred stocks	5,975,756	2,459,104	—
Corporate bonds and notes	—	1,110,560,073	2,018
Preferred stocks	—	2,654,566	—
Senior loans	—	60,993,245	—
Warrants	29,043	—	182,885
Short-term investments	26,285,545	1,257,943	—

Totals by level	$37,383,378	$1,187,864,089	$184,903
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(99,921)	$—
Credit default contracts	—	(925,410)	—

Totals by level	$—	$(1,025,331)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$5,000,000
Centrally cleared credit default contracts (notional)	$39,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com